Acquired Intangible Assets and Goodwill - Estimated amortization expense (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Estimated amortization expense
2026	$ 101	$ 203
2027	203	203
2028	194	194
2029	165	165
2030	165	165
Thereafter	659	659
Developed technology asset, Net Carrying Amount	$ 1,487	$ 1,589	$ 1,792